Derivative Liability and Fair Value Measurements (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2020
Notes to Financial Statements
Balance at beginning	$ 1,125,803	$ 0
Transfers in due to issuance of convertible promissory notes	6,669,935	1,468,704
Transfers out due to conversions of convertible promissory notes	(1,490,962)	(449,389)
Transfers out due to conversions of convertible promissory notes		(231,632)
Transfers out due to repayments of convertible promissory notes	(1,721,125)
Mark to market		787,683
Balance at end	3,585,535	1,125,803
Loss on change in derivative liability	$ (998,116)	$ 338,120